February 12, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:                  Nationwide Life Insurance Company
Registration of Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account II

Ladies and Gentlemen:

On behalf of Nationwide Life insurance Company (“Nationwide”) and its Nationwide Variable Account II (the “Variable Account”), we are fling an original registration statement on Form N-4 for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the registration statement as Exhibit 99.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.  Financial statements and exhibits not filed herein will be filed by subsequent amendment.

The Individual Flexible Premium Deferred Variable Annuity Contracts described in the attached registration statement (the “Contracts”) are similar to other individual flexible premium deferred variable annuity contracts that Nationwide currently offers.  One distinction from Nationwide’s currently offered products lies in the Credit feature associated with the Contracts.  The Contracts apply a 5% Credit to all purchase payments made to the contract during the first contract year.  The Credits are subject to recapture only upon the contract owner exercising his or her free-look right.  Another distinction from Nationwide’s currently offered products is the fact that the Mortality and Expense Risk Charge associated with the Contracts starts out at 1.65% for the first 7 contract years, then falls to 1.30% thereafter.

Since it can be argued that the recapture procedure described in the Contracts falls outside of Nationwide’s current recapture relief ((Nationwide Life Insurance Company, et al., 1940 Act Rel. Nos. 26349 (Feb. 9, 2004) (notice) and 26382 (Mar. 11, 2004) (order); Nationwide Life Insurance Company, et al., 1940 Act Rel. Nos. 25913 (Jan. 24, 2003) (notice) and 25938 (Feb. 20, 2003) (order); and Nationwide Life Insurance Company, et al., 1940 Act Rel. Nos. 24221 (Dec. 23, 1999) (notice) and 24256 (Jan. 19, 2000) (order)), Nationwide is filing, contemporaneously with

United States Securities
   and Exchange Commission
February 12, 2010

the filing of this registration statement, an application for exemption pursuant to Section 6(c) of the Investment Company Act of 1940, as amended, (the “1940 Act”) from Sections 2(a)(32), 22(c), and 27(i)(2)(A) of the 1940 Act and Rule 22c-1 thereunder.

Additionally, Nationwide acknowledges all of the following:

•	that the Variable Account is responsible for the adequacy and accuracy of the disclosure in the registration statement;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

/s/ JAMIE RUFF CASTO

Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny